Schedule of Provision Income Taxes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Income tax expense	$ 17	$ 131	$ 312
HONG KONG
Income tax expense			274
Other Countries [Member]
Income tax expense	$ 17	$ 131	$ 38